Description of the Business (Details) - CAD ($) $ in Millions				1 Months Ended
	May 10, 2018	Apr. 12, 2018	Oct. 13, 2016	Jun. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Dec. 31, 2015	Dec. 31, 2018
B2M Limited Partnership [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Ownership interest in related party								66.00%
Hydro One Sault Ste. Marie LP [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Deferred rebasing period			10 years
2015 Approved Revenue Requirement [Member] | B2M Limited Partnership [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Transmission revenue requirement							$ 39
2016 Approved Revenue Requirement [Member] | B2M Limited Partnership [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Transmission revenue requirement							36
2017 Approved Revenue Requirement [Member] | B2M Limited Partnership [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Transmission revenue requirement							37
2017 Approved Revenue Requirement [Member] | Hydro One Sault Ste. Marie LP [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Transmission revenue requirement						$ 41
2018 Approved Revenue Requirement [Member] | B2M Limited Partnership [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Transmission revenue requirement	$ 36						38
2018 Approved Revenue Requirement [Member] | Hydro One Networks [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Transmission revenue requirement					$ 1,511
Distribution revenue requirement				$ 1,514
2018 Approved Revenue Requirement [Member] | Hydro One Sault Ste. Marie LP [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Transmission revenue requirement						$ 41
2018 Approved Revenue Requirement [Member] | Hydro One Remote Communities [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Distribution revenue requirement		$ 57
2019 Approved Revenue Requirement [Member] | B2M Limited Partnership [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Transmission revenue requirement							$ 37
2019 Approved Revenue Requirement [Member] | Hydro One Networks [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Distribution revenue requirement				1,561
2020 Approved Revenue Requirement [Member] | Hydro One Networks [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Distribution revenue requirement				1,607
2021 Approved Revenue Requirement [Member] | Hydro One Networks [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Distribution revenue requirement				1,681
2022 Approved Revenue Requirement [Member] | Hydro One Networks [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Distribution revenue requirement				$ 1,722